Income Taxes - Schedule of Deferred Tax Asset (Details) (USD $)	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 9,326
Gross deferred tax asset	9,326
Valuation allowance	(9,326)
Net deferred tax assets